Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Product and service revenue	$ 276,271	$ 273,472	$ 48,699
License and other revenue	310,050	216,210	42,735
Other income	2,583	2,296	1,948
Cost of product and service revenue	(235,558)	(185,309)	(160,856)
Research and development expenses	(184,193)	(171,312)	(210,827)
General and administrative expenses	(90,946)	(65,713)	(76,559)
Operating profit	78,207	69,644	(354,860)
Share of net loss of joint venture	0	0	(7,153)
Impairment loss on investment in joint venture	0	0	(21,519)
Loss on sale of interest in joint venture	0	(2,970)	0
Effects resulting from business combination	7,977	0	0
Finance income	198,492	80,145	4,823
Finance costs	(149,190)	(303,165)	(267,157)
Exchange rate differences	(16,841)	8,161	(5,183)
Net gain / (loss) on modification and extinguishment of financial liabilities	17,703	(69,378)	0
Non-operating profit / (loss)	58,141	(287,207)	(296,189)
Profit / (loss) before taxes	136,348	(217,563)	(651,049)
Income tax (expense) benefit	(108,429)	(14,301)	99,318
Profit / (loss) for the year	27,919	(231,864)	(551,731)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	3,570	(690)	(86)
Total comprehensive profit / (loss)	$ 31,489	$ (232,554)	$ (551,817)
Profit / (loss) per share
Basic profit / (loss) for the period per share (in dollars per share)	$ 0.10	$ (0.87)	$ (2.43)